Leases - Summary of Future Lease Payments to be Received Under Operating Lease Contracts for Lessor (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments to be received under the lease contracts	₩ 1,876,827	₩ 1,236,814
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments to be received under the lease contracts	567,998	377,153
After one year but within two years
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments to be received under the lease contracts	526,899	347,539
After two years but within three years
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments to be received under the lease contracts	420,244	262,176
After three years but within four years
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments to be received under the lease contracts	275,080	170,391
After four years but within five years
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments to be received under the lease contracts	₩ 86,606	₩ 79,555